Significant accounting policies - Summary of reconciliation of our unaudited interim Consolidated Balance Sheet (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements [Line Items]
Total assets	€ 216,505	€ 254,646
Other financial liabilities	20,805	16,869
Total current liabilities	93,933	77,478
Total non-current liabilities	66,937	89,781
Total liabilities	160,870
Shareholders' equity (deficit)
Share capital	629	629
Share premium	554,965	538,695
Accumulated deficit	(493,824)	(444,478)
Other reserves	(6,135)	(7,459)
Total equity (deficit) attributable to shareholders of the parent	55,635
Total shareholders' equity	55,635	87,387	€ (67,991)	€ (40,835)
Total liabilities and shareholders' equity	216,505	€ 254,646
Previously stated [member]
Condensed Balance Sheet Statements [Line Items]
Total assets	216,505
Total current liabilities	73,128
Total non-current liabilities	66,937
Total liabilities	140,065
Shareholders' equity (deficit)
Share capital	629
Share premium	589,609
Accumulated deficit	(507,663)
Other reserves	(6,135)
Total equity (deficit) attributable to shareholders of the parent	76,440
Total shareholders' equity	76,440
Total liabilities and shareholders' equity	216,505
Increase (decrease) due to corrections of prior period errors [member]
Condensed Balance Sheet Statements [Line Items]
Other financial liabilities	20,805
Total current liabilities	20,805
Total liabilities	20,805
Shareholders' equity (deficit)
Share premium	(34,644)
Accumulated deficit	13,839
Total equity (deficit) attributable to shareholders of the parent	(20,805)
Total shareholders' equity	€ (20,805)